Gains (losses) from operating activities in the statement of income, included according to their nature (Details 8) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Raw materials and consumables		$ (271,912)	$ (260,869)	$ (227,617)
Classes of Employee Benefit Expenses
Personnel expenses		(238,748)	(260,869)	(227,617)
Depreciation and amortization expense
Depreciation expense		(188,157)	(212,641)	(232,455)
Depreciation of Right-of-use Assets (IFRS 16)		(5,450)	0	0
Property, plant and equipment		(49)	(1,390)	(5,205)
Goodwill		(140)	(3,254)
Non-current assets and disowned groups held for sale		(607)
Amortization expense		(6,020)	(6,376)	(7,490)
Investment plan expenses		(18,367)	(11,860)	(14,796)
Non-metallic exploration expenses		(5,537)	(5,864)	(5,322)
Provision for site closure		(911)	(2,045)	(2,960)
Provision for materials, spare parts and supplies		(7,500)	1,721	1,746
Contractors		(127,970)	(126,653)	(123,415)
Leases		(50,660)	(41,801)	(40,430)
Mining concessions		(7,856)	(8,168)	(7,802)
Operation transport		(56,376)	(64,352)	(69,051)
Freight and product transport costs		46,264	51,387	55,383
Purchase of products from third parties		189,583	182,695	184,226
CORFO rights		(143,861)	(182,954)	46,274
Export costs		97,103	107,418	86,831
Expenses related to Variable Parts Leases (IFRS 16)		(1,096)	0	0
Insurance		(16,968)	(11,923)	(10,255)
Variation in inventory		7,500	(1,721)	(1,746)
Variation in provision on product inventory		17,107	(8,997)	(14,989)
Other expenses, by nature		(85,284)	(34,525)	(70,133)
Total		(1,526,778)	(1,640,664)	(1,549,594)
Other expenses by nature [Member]
Depreciation and amortization expense
Legal expenses		(9,277)	(15,139)	$ (25,176)
Provision for materials, spare parts and supplies	$ 76,009	(52,557)	(20,597)
Purchase of products from third parties	(184,226)	(189,583)	(182,695)
Export costs	(86,831)	(97,103)	(107,418)
Restructuring of joint ventures	(6,000)		6,000
Consultant and advisor services	(14,348)	(13,862)	(12,848)
Variation in inventory	$ (76,009)	$ 52,557	$ 20,597